Condensed Consolidating Supplemental Guarantor Information Statement of Operations and Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenue									$ 6,405	$ 6,516	$ 6,543
Selling, general and administrative expenses									1,005	923	904
Research and development expenses									252	241	225
Asset Impairment Charges									227	0	0
Restructuring-related charges									0	0	15
Total operating expenses									6,214	5,825	5,869
Income (loss) from operations	$ 63	$ 125	$ (106)	$ 109	$ 202	$ 199	$ 175	$ 115	191	691	674
Interest expense									(168)	(163)	(170)
Other income (expense), net									16	(46)	(125)
Income (loss) from continuing operations before income taxes									39	482	379
Income tax expense (benefit)									73	242	92
Income (loss) from continuing operations before earning in subsidiaries									(34)	240	287
Equity in earnings of consolidated subsidiaries									0	0	0
Income (loss) from continuing operations									(34)	240	287
Loss (income) from discontinued operations									(52)	(5)	(13)
Net income (loss)									(86)	235	274
Net income									2	3	4
Net income (loss) attributable to NCR	$ (60)	$ 72	$ (157)	$ 8	$ (56)	$ 106	$ 90	$ (17)	(88)	232	270
Total comprehensive income (loss)									(136)	239	214
Less comprehensive income (loss) attributable to noncontrolling interests									0	1	(1)
Comprehensive (loss) income attributable to NCR common stockholders									(136)	238	215
Parent Company [Member]
Total revenue									3,208	3,380	3,255
Selling, general and administrative expenses									577	490	526
Research and development expenses									102	184	160
Asset Impairment Charges									210
Restructuring-related charges										0	3
Total operating expenses									3,332	3,076	3,076
Income (loss) from operations									(124)	304	179
Interest expense									(161)	(159)	(165)
Other income (expense), net									7	(74)	(42)
Income (loss) from continuing operations before income taxes									(278)	71	(28)
Income tax expense (benefit)									(56)	113	(20)
Income (loss) from continuing operations before earning in subsidiaries									(222)	(42)	(8)
Equity in earnings of consolidated subsidiaries									184	279	291
Income (loss) from continuing operations									(38)	237	283
Loss (income) from discontinued operations									(50)	(5)	(13)
Net income (loss)									(88)	232	270
Net income									0	0	0
Net income (loss) attributable to NCR									(88)	232	270
Total comprehensive income (loss)									(136)	238	215
Less comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive (loss) income attributable to NCR common stockholders									(136)	238	215
Guarantor Subsidiary [Member]
Total revenue									69	120	147
Selling, general and administrative expenses									2	3	4
Research and development expenses									0	0	0
Asset Impairment Charges									0
Restructuring-related charges										0	0
Total operating expenses									47	50	66
Income (loss) from operations									22	70	81
Interest expense									0	0	0
Other income (expense), net									6	1	(23)
Income (loss) from continuing operations before income taxes									28	71	58
Income tax expense (benefit)									72	107	21
Income (loss) from continuing operations before earning in subsidiaries									(44)	(36)	37
Equity in earnings of consolidated subsidiaries									237	291	304
Income (loss) from continuing operations									193	255	341
Loss (income) from discontinued operations									0	0	0
Net income (loss)									193	255	341
Net income									0	0	0
Net income (loss) attributable to NCR									193	255	341
Total comprehensive income (loss)									118	269	277
Less comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive (loss) income attributable to NCR common stockholders									118	269	277
Non-Guarantor Subsidiaries [Member]
Total revenue									3,354	3,311	3,576
Selling, general and administrative expenses									426	430	374
Research and development expenses									150	57	65
Asset Impairment Charges									17
Restructuring-related charges										0	12
Total operating expenses									3,061	2,994	3,162
Income (loss) from operations									293	317	414
Interest expense									(15)	(9)	(10)
Other income (expense), net									11	32	(55)
Income (loss) from continuing operations before income taxes									289	340	349
Income tax expense (benefit)									57	22	91
Income (loss) from continuing operations before earning in subsidiaries									232	318	258
Equity in earnings of consolidated subsidiaries									0	0	0
Income (loss) from continuing operations									232	318	258
Loss (income) from discontinued operations									(2)	0	0
Net income (loss)									230	318	258
Net income									2	3	4
Net income (loss) attributable to NCR									228	315	254
Total comprehensive income (loss)									174	317	195
Less comprehensive income (loss) attributable to noncontrolling interests									0	1	(1)
Comprehensive (loss) income attributable to NCR common stockholders									174	316	196
Consolidation, Eliminations [Member]
Total revenue									(226)	(295)	(435)
Selling, general and administrative expenses									0	0	0
Research and development expenses									0	0	0
Asset Impairment Charges									0
Restructuring-related charges										0	0
Total operating expenses									(226)	(295)	(435)
Income (loss) from operations									0	0	0
Interest expense									8	5	5
Other income (expense), net									(8)	(5)	(5)
Income (loss) from continuing operations before income taxes									0	0	0
Income tax expense (benefit)									0	0	0
Income (loss) from continuing operations before earning in subsidiaries									0	0	0
Equity in earnings of consolidated subsidiaries									(421)	(570)	(595)
Income (loss) from continuing operations									(421)	(570)	(595)
Loss (income) from discontinued operations									0	0	0
Net income (loss)									(421)	(570)	(595)
Net income									0	0	0
Net income (loss) attributable to NCR									(421)	(570)	(595)
Total comprehensive income (loss)									(292)	(585)	(473)
Less comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive (loss) income attributable to NCR common stockholders									(292)	(585)	(473)
Product [Member]
Total revenue									2,341	2,579	2,737
Cost of products									1,988	2,021	2,099
Product [Member] | Parent Company [Member]
Total revenue									1,091	1,329	1,293
Cost of products									1,000	1,042	1,028
Product [Member] | Guarantor Subsidiary [Member]
Total revenue									36	91	111
Cost of products									32	37	50
Product [Member] | Non-Guarantor Subsidiaries [Member]
Total revenue									1,440	1,454	1,768
Cost of products									1,182	1,237	1,456
Product [Member] | Consolidation, Eliminations [Member]
Total revenue									(226)	(295)	(435)
Cost of products									(226)	(295)	(435)
Service [Member]
Total revenue									4,064	3,937	3,806
Cost of products									2,742	2,640	2,626
Service [Member] | Parent Company [Member]
Total revenue									2,117	2,051	1,962
Cost of products									1,443	1,360	1,359
Service [Member] | Guarantor Subsidiary [Member]
Total revenue									33	29	36
Cost of products									13	10	12
Service [Member] | Non-Guarantor Subsidiaries [Member]
Total revenue									1,914	1,857	1,808
Cost of products									1,286	1,270	1,255
Service [Member] | Consolidation, Eliminations [Member]
Total revenue									0	0	0
Cost of products									$ 0	$ 0	$ 0